Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Cash and cash equivalents [abstract]
Cash to be deposited	$ 1,483	$ 1,313	$ 1,344
Cash at banks	189,283	146,726	170,675
Time deposits	29,003	63,244	11,782
Other cash equivalents	1,832	1,705	438
Cash and cash equivalents total	$ 221,601	$ 212,988	$ 184,239	$ 217,133